Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Unamortized deferred financing costs	$ 16,859	$ 21,349
Unamortized original issue discounts	$ 25,690	$ 31,992
Preferred stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	146,259,868	143,444,515
Common stock, shares outstanding (in shares)	146,259,868	143,444,178